Schedule of Stock Compensation Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Compensation and employee benefits	$ 58,908	$ 152,266	$ 796,565	$ 1,575,952
Professional services		588,993	688,993
Total	$ 58,908	$ 741,259	$ 1,485,558	$ 1,575,952